Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Disclosure of Dividends [abstract]
Prior year final dividend, Per share	$ 1.75	$ 2	$ 2
Interim dividend, Per share			1.50
Dividends paid during the period, Per share	$ 1.75	$ 2	$ 3.50
Prior year final dividend, Total	$ 8,858	$ 10,119	$ 10,119
Interim dividend, Total			7,601
Dividends paid during the period, Total	$ 8,858	$ 10,119	$ 17,720